Salaries and welfare charges (Tables)	12 Months Ended
Dec. 31, 2024
Salaries and welfare charges
Schedule of salaries and welfare charges
	December 31, 2024	December 31, 2023
Accrued vacation and charges	20,025	22,521
Bonus	8,071	1,977
Salaries	5,978	5,800
Withholding income tax	5,184	5,580
Payroll charges	3,496	3,343
Others	1,800	1,346
Total	44,554	40,567